UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22398

Spinnaker ETF Series
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina  27804
(Address of principal executive offices)    (Zip code)

Paracorp Inc.
2140 South Dupont Hwy, Camden, DE 19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: June 30

Date of reporting period: June 30, 2021

Item 1. REPORTS TO STOCKHOLDERS.

Annual Report 2021
As of June 30, 2021

UVA Unconstrained
Medium-Term Fixed Income ETF

This report and the financial statements contained herein are submitted for the general information of the shareholders of the UVA Unconstrained Medium-Term Fixed Income ETF (the “ETF”).  The ETF’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The ETF’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the UVA Unconstrained Medium-Term Fixed Income ETF (the “ETF”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges and expenses of the ETF carefully before investing.  The prospectus contains this and other information about the ETF.  A copy of the prospectus is available at www.ncfunds.com/fundpages/426.htm or by calling The Nottingham Company at 800-773-3863.  The prospectus should be read carefully before investing.

For More Information on the UVA Unconstrained Medium-Term Fixed Income ETF:

See Our Web site @ universalvalueadvisors.com
or
Call Our Administrative Services Group at 800-773-3863.

(unaudited)
Shareholder Letter: 6/30/21
Dear Shareholder:
The UVA Unconstrained Medium-Term Fixed Income ETF (the “ETF,” “Fund,” or “FFIU”) will celebrate its fourth anniversary on August 18.  The Fund has a 4-Star (****) rating from Morningstar.1
The Pandemic Economy
The pandemic has played havoc with the economy and interest rates.  Huge fiscal interventions on the part of the U.S. federal government to businesses and households stabilized the economy and reopening is proceeding.  Nevertheless, we live in unparalleled financial times with no historical precedent for lockdowns, stimulus checks, PPP, continuing QE, and interest rates pinned to 0%.  There is no history of how economies behave during reopening, and the fixed income markets have become much more volatile, especially with the slightest change, or hint of change, in policy, or when unexpected consumer behavior occurs.  Such issues may have been shrugged off in the past, but now cause significant market movement in the interest rate arena, a significant influence on the Fund’s performance.

The table shows FFIU’s Net Asset Value (NAV) returns over the latest year ended 6/30/21, six months, and quarter and that of its benchmark, the Barclay’s U.S. Aggregate Total Return Value Unhedged USD Index (the “Barclay U.S. Agg”).

The table below shows that the Fund consistently outperformed its benchmark, and by significant amounts, over the measured time horizons.  It should be noted that the benchmark is more heavily weighted toward U.S. Treasury Securities than is the Fund, and the benchmark’s asset quality is Aa1/Aa2 per Moody’s and AA+/AA per Standard & Poor’s.  The Fund’s asset quality was A2/A3 per Moody’s and A/A- per Standard & Poor’s as of 6/30/21.

Quarterly, Semi-Annual, Annual, and Since Inception Returns: FFIU vs Barclay US Agg
	---FFIU----		----Barclay US Agg ----
Period	Return	Annualized	Return	Annualized
7/1/20 to 6/30/21	4.30%	4.30%	-0.33%	-0.33%
1/1/21 to 6/30/21	0.08%	0.16%	-1.60%	-3.21%
4/1/21 to 6/30/21	3.21%	13.50%	1.83%	7.54%
8/18/17 to 6/30/21	4.25%	4.25%	3.77%	3.77%

1 Morning’s 4-Star rating is as of the fiscal year ended June 30, 2021 and since inception August 18, 2017.  The rating category is for the US Fund Intermediate Core Bond Funds.  The 4-star rating is for funds whose risk-adjusted returns fall within the top 32.5% relative to category peers.  There are 359 funds in the category.  Morningstar’s 4 stars indicates that a fund is in the top 30% of all investment companies. The performance information quoted represents past performance, which is not a guarantee of future results.

The performance information quoted represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total return measures net investment income and capital gain or loss from portfolio investments. All performance shown assumes reinvestment of dividends and capital gains distributions.

The Sub-Advisor has entered into an Expense Limitation Agreement with the Trust, on behalf of the ETF, under which it has agreed to waive or reduce its fees and to assume other expenses of the ETF, if necessary, in amounts that limit the ETF’s total operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of ETF officers and Trustees and contractual indemnification of ETF service providers (other than the Advisor or Sub-Advisor)) to not more than 0.50% of the average daily net assets of the ETF for the current fiscal year. The current term of the Expense Limitation Agreement remains in effect through October 31, 2021.  The Expense Limitation Agreement may be terminated by the Board of Trustees of the Trust at any time. The Sub-Advisor cannot recoup from the Fund any amounts paid by the Sub-Advisor under the Expense Limitation Agreement.  Without the waiver, the expenses would be 0.76% per the ETF’s most recent prospectus dated November 1, 2020.  An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

Active Management
The Fund’s outperformance is attributable to the active management positioning of Fund assets by the Fund Managers.  The Fund’s Managers change the Fund’s duration and/or asset quality depending on the Fund Managers’ view of the ensuing economic landscape.  The benchmark is a passive index with fixed duration and asset quality targets.  Passive funds, due to their size and the nature of the ETF creation/redemption process, gravitate to highly liquid assets that are always available, while FFIU can purchase smaller debt issues (but still liquid) which usually carry a yield premium.  As a result, passive funds are often mediocre performers.  For the past year, the Fund Managers correctly foresaw that interest rates would be kept at historically low levels and that longer-term duration assets would outperform.  While there is no guarantee that the Fund managers will always have the correct interest rate forecast, the Fund’s Managers have several decades of market and management experience including the disruptive market conditions accompanying several recessions.  Thus, they have a long-term perspective.

The Economic Environment
Inflation has become a dominant financial media topic, with some fearing a return of the 1970s “systemic” type of stagflation.  The Federal Reserve’s (“Fed”) view is that much of the headline spike is due to base effects (the fall in prices in Spring 2020) and is confined to the leisure/hospitality and travel sectors.  Despite the Fed’s view, markets have no historical pandemic precedent on which to interpret the meaning of incoming data, and often act in a somewhat confused and sometimes irrational manner.

The results of the pandemic on the economy include supply chain disruptions, backup at ports, spiking demand from on-line purchasing resulting in shipping container shortages, spiking commodity prices, and, in some areas, price gouging.  Thus, it isn’t any wonder that interest rates have become volatile.

The Fund Managers have several decades of experience as economists and fixed income portfolio managers and believe their long-term economic views (a return to some semblance of pre-pandemic “normalcy”) and steady management hands will weather the pandemic and continue to benefit FFIU’s shareholders.

Robert Barone, Ph.D.
Joshua Barone
Universal Value Advisors

(RCFUU0721001)

UVA Unconstrained Medium-Term Fixed Income ETF

Performance Update
(Unaudited)

For the period from August 18, 2017 (Commencement of Operations) through June 30, 2021

Comparison of the Change in Value of a $10,000 Investment
This graph assumes an initial investment of $10,000 on August 18, 2017 (Commencement of Operations). All dividends and distributions, if any, are reinvested. This graph depicts the performance of the UVA Unconstrained Medium-Term Fixed Income ETF versus the Barclays US Aggregate Total Return Value Unhedged USD Index. It is important to note that the ETF is a professionally managed exchange-traded fund while the index is not available for investment and is unmanaged.  The comparison is shown for illustrative purposes only.

Average Annual Total Returns

As of	One	Three	Since	Inception
June 30, 2021	Year	Year	Inception	Date
UVA Unconstrained Medium-Term Fixed Income ETF	4.30%	5.87%	4.25%	08/18/17
Barclays US Aggregate Total Return Value Unhedged USD Index	-0.33%	5.34%	3.77%	N/A

				(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Performance Update
(Unaudited)

For the period from August 18, 2017 (Commencement of Operations) through June 30, 2021

Performance quoted in the previous graph represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.  The Sub-Advisor has entered into an Expense Limitation Agreement with the Trust, on behalf of the ETF, under which it has agreed to waive or reduce its fees and to assume other expenses of the ETF, if necessary, in amounts that limit the ETF’s total operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of ETF officers and Trustees and contractual indemnification of ETF service providers (other than the Advisor or Sub-Advisor)) to not more than 0.50% of the average daily net assets of the ETF for the current fiscal year. The current term of the Expense Limitation Agreement remains in effect through October 31, 2021.  The Expense Limitation Agreement may be terminated by the Board of Trustees of the Trust at any time. The Sub-Advisor cannot recoup from the Fund any amounts paid by the Sub-Advisor under the Expense Limitation Agreement.  Without the waiver, the expenses would be 0.76% per the ETF’s most recent prospectus dated November 1, 2020.  An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that an investor would pay on ETF distributions or the redemption of ETF shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions, if any.

UVA Unconstrained Medium-Term Fixed Income ETF

Schedule of Investments

As of June 30, 2021
	Principal	Interest Rate	Maturity Date	Value (Note 1)

ASSET-BACKED SECURITY - 0.02%
Southwest Airlines Co. 2007-1 Pass
Through Trust	$ 13,887	6.150%	8/1/2022	$ 14,351

Total Asset-Backed Security (Cost $14,265)				14,351

CORPORATE BONDS - 78.16%
Communication Services - 4.88%
Alphabet, Inc.	750,000	2.050%	8/15/2050	663,929
Discovery Communications LLC	250,000	3.800%	3/13/2024	268,328
Netflix, Inc.	300,000	4.375%	11/15/2026	341,541
Netflix, Inc.	750,000	4.875%	4/15/2028	871,897
Netflix, Inc.	300,000	6.375%	5/15/2029	383,588
The Walt Disney Co.	250,000	8.875%	4/26/2023	287,601
The Walt Disney Co.	300,000	3.500%	5/13/2040	335,346
The Walt Disney Co.	250,000	2.750%	9/1/2049	247,544
TWDC Enterprises 18 Corp.	250,000	3.000%	7/30/2046	259,092
ViacomCBS, Inc.	250,000	4.375%	3/15/2043	289,436
				3,948,302
Consumer Discretionary - 16.71%
Amazon.com, Inc.	500,000	2.500%	11/29/2022	513,921
Amazon.com, Inc.	500,000	3.150%	8/22/2027	553,045
Amazon.com, Inc.	750,000	2.500%	6/3/2050	710,954
AutoNation, Inc.	250,000	3.800%	11/15/2027	275,403
AutoNation, Inc.	400,000	4.750%	6/1/2030	474,073
Bath & Body Works, Inc.	250,000	5.250%	2/1/2028	280,060
Dana, Inc.	180,000	5.375%	11/15/2027	191,966
Dollar Tree, Inc.	200,000	4.000%	5/15/2025	221,026
eBay, Inc.	500,000	3.600%	6/5/2027	555,993
eBay, Inc.	190,000	2.700%	3/11/2030	197,393
eBay, Inc.	1,068,000	4.000%	7/15/2042	1,201,417
Expedia Group, Inc.	500,000	5.000%	2/15/2026	570,707
Expedia Group, Inc.	150,000	4.625%	8/1/2027	169,825
Expedia Group, Inc.	226,000	3.800%	2/15/2028	246,131
Expedia Group, Inc.	250,000	3.250%	2/15/2030	261,633
Ford Motor Co.	100,000	6.625%	2/15/2028	116,975
General Electric Co.	250,000	5.000%	10/1/2028	293,718
Hyatt Hotels Corp.	450,000	5.375%	4/23/2025	508,592
Hyatt Hotels Corp.	250,000	4.375%	9/15/2028	275,779
Hyatt Hotels Corp.	450,000	5.750%	4/23/2030	547,362
KB Home	550,000	4.800%	11/15/2029	597,391
Kohl's Corp.	250,000	6.875%	12/15/2037	319,660
Las Vegas Sands Corp.	125,000	3.200%	8/8/2024	131,266
Las Vegas Sands Corp.	200,000	2.900%	6/25/2025	208,538
Las Vegas Sands Corp.	325,000	3.500%	8/18/2026	346,192
Las Vegas Sands Corp.	100,000	3.900%	8/8/2029	106,639
Levi Strauss & Co.	100,000	5.000%	5/1/2025	102,301
Mohawk Industries, Inc.	500,000	3.625%	5/15/2030	549,249
				(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Schedule of Investments - Continued

As of June 30, 2021
	Principal	Interest Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - CONTINUED
Consumer Discretionary - Continued
NIKE, Inc.	$ 250,000	3.250%	3/27/2040	$ 275,142
NIKE, Inc.	343,000	3.625%	5/1/2043	399,186
Nordstrom, Inc.	250,000	6.950%	3/15/2028	296,753
PulteGroup, Inc.	250,000	6.375%	5/15/2033	331,028
Ralph Lauren Corp.	100,000	2.950%	6/15/2030	106,551
Starbucks Corp.	500,000	2.700%	6/15/2022	509,686
Starbucks Corp.	250,000	2.450%	6/15/2026	264,435
Tapestry, Inc.	250,000	4.125%	7/15/2027	274,505
Target Corp.	500,000	2.500%	4/15/2026	537,271
				13,521,766
Consumer Staples - 1.94%
Altria Group, Inc.	250,000	5.800%	2/14/2039	309,502
Altria Group, Inc.	400,000	4.250%	8/9/2042	419,303
Altria Group, Inc.	250,000	4.500%	5/2/2043	269,550
The Clorox Co.	250,000	3.050%	9/15/2022	256,442
Walmart, Inc.	300,000	2.950%	9/24/2049	318,849
				1,573,646
Financials - 15.58%
American Express Co.	218,000	2.500%	8/1/2022	222,716
American International Group, Inc.	200,000	8.175%	5/15/2058	290,105
Bank of America Corp.	500,000	6.300%	9/10/2169	581,563
Berkshire Hathaway Finance Corp.	300,000	2.850%	10/15/2050	300,342
Capital One Financial Corp.	400,000	3.900%	1/29/2024	431,864
Cincinnati Financial Corp.	59,000	6.920%	5/15/2028	77,572
Cincinnati Financial Corp.	250,000	6.125%	11/1/2034	342,285
Citigroup Global Markets Holdings, Inc.	250,000	4.000%	3/17/2031	247,500
Citigroup, Inc.	400,000	5.950%	7/30/2169	420,792
Citigroup, Inc.	178,000	5.950%	11/15/2169	195,257
Citigroup, Inc.	500,000	3.875%	5/18/2170	511,875
Fidelity National Financial, Inc.	250,000	4.500%	8/15/2028	287,516
Fidelity National Financial, Inc.	250,000	3.400%	6/15/2030	269,961
Fidelity National Financial, Inc.	500,000	2.450%	3/15/2031	499,687
GS Finance Corp.	250,000	4.000%	3/10/2031	250,000
Janus Capital Group, Inc.	500,000	4.875%	8/1/2025	567,104
MetLife, Inc.	250,000	10.750%	8/1/2069	433,248
MetLife, Inc.	250,000	5.875%	9/15/2169	289,447
Morgan Stanley	500,000	6.250%	8/9/2026	618,761
Morgan Stanley	250,000	4.350%	9/8/2026	283,467
Morgan Stanley	280,000	5.875%	3/15/2170	321,650
Reinsurance Group of America, Inc.	100,000	3.900%	5/15/2029	112,028
TD Ameritrade Holding Corp.	150,000	3.300%	4/1/2027	164,734
The Charles Schwab Corp.	1,500,000	5.375%	6/1/2025	1,661,700
The Charles Schwab Corp.	1,000,000	4.000%	3/1/2170	1,024,250

				(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Schedule of Investments - Continued

As of June 30, 2021
	Principal	Interest Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - CONTINUED
Financials - Continued
The Goldman Sachs Group, Inc.	$ 250,000	4.600%	10/15/2033	$ 282,154
The Goldman Sachs Group, Inc.	1,100,000	4.950%	2/10/2025	1,178,496
The Progressive Corp.	415,000	3.700%	1/26/2045	477,210
Wells Fargo & Co.	250,000	3.900%	3/15/2170	258,981
				12,602,265
Health Care - 8.28%
AbbVie, Inc.	450,000	2.800%	3/15/2023	464,987
AbbVie, Inc.	250,000	4.300%	5/14/2036	297,014
AbbVie, Inc.	500,000	4.400%	11/6/2042	608,076
Amgen, Inc.	500,000	2.700%	5/1/2022	506,891
Amgen, Inc.	400,000	2.650%	5/11/2022	406,908
Amgen, Inc.	300,000	3.150%	2/21/2040	313,412
Biogen, Inc.	650,000	3.625%	9/15/2022	675,379
Biogen, Inc.	250,000	3.150%	5/1/2050	246,995
Bristol-Myers Squibb Co.	900,000	3.250%	8/15/2022	930,968
Bristol-Myers Squibb Co.	75,000	3.875%	8/15/2025	83,559
CVS Health Corp.	311,000	5.300%	12/5/2043	413,707
CVS Health Corp.	250,000	4.125%	4/1/2040	290,970
CVS Health Corp.	250,000	2.700%	8/21/2040	243,163
Gilead Sciences, Inc.	332,000	3.650%	3/1/2026	366,336
McKesson Corp.	222,000	2.850%	3/15/2023	229,346
Stryker Corp.	359,000	3.375%	11/1/2025	392,571
Stryker Corp.	211,000	3.500%	3/15/2026	232,834
				6,703,116
Industrials - 10.63%
3M Co.	350,000	2.250%	9/19/2026	370,549
Delta Air Lines, Inc.	850,000	2.900%	10/28/2024	865,452
Delta Air Lines, Inc.	255,000	4.375%	4/19/2028	267,824
FedEx Corp.	250,000	3.875%	8/1/2042	279,862
FedEx Corp.	879,000	4.100%	4/15/2043	1,009,482
FedEx Corp.	375,000	4.100%	2/1/2045	429,274
FedEx Corp.	250,000	4.400%	1/15/2047	299,612
Ford Motor Credit Co. LLC	400,000	3.813%	10/12/2021	403,500
Ford Motor Credit Co. LLC	300,000	3.000%	11/20/2022	299,940
Ford Motor Credit Co. LLC	250,000	3.810%	1/9/2024	261,929
Ford Motor Credit Co. LLC	200,000	4.389%	1/8/2026	216,250
General Electric Co.	288,000	5.100%	6/15/2032	332,592
Lockheed Martin Corp.	300,000	2.800%	6/15/2050	302,376
Southwest Airlines Co.	250,000	7.375%	3/1/2027	319,383
Southwest Airlines Co.	400,000	4.750%	5/4/2023	429,414
Southwest Airlines Co.	500,000	5.125%	6/15/2027	589,409
Southwest Airlines Co.	100,000	2.625%	2/10/2030	102,535
Spirit AeroSystems, Inc.	250,000	4.600%	6/15/2028	245,631
The Boeing Co.	300,000	3.250%	3/1/2028	315,572
				(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Schedule of Investments - Continued

As of June 30, 2021
	Principal	Interest Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - CONTINUED
Industrials - Continued
The Boeing Co.	$ 500,000	3.300%	3/1/2035	$ 508,796
The Boeing Co.	250,000	5.875%	2/15/2040	323,140
The Boeing Co.	100,000	3.500%	3/1/2045	98,150
The Boeing Co.	100,000	3.375%	6/15/2046	96,638
United Parcel Service, Inc.	200,000	3.625%	10/1/2042	231,801
				8,599,111
Information Technology - 15.53%
Apple, Inc.	500,000	2.900%	9/12/2027	545,424
Apple, Inc.	500,000	2.375%	2/8/2041	486,473
Apple, Inc.	450,000	3.850%	5/4/2043	536,351
Apple, Inc.	500,000	3.450%	2/9/2045	560,780
Apple, Inc.	100,000	4.650%	2/23/2046	133,375
Apple, Inc.	400,000	4.250%	2/9/2047	505,709
Apple, Inc.	350,000	3.750%	9/12/2047	414,651
Arrow Electronics, Inc.	150,000	3.250%	9/8/2024	159,754
Avnet, Inc.	250,000	4.625%	4/15/2026	281,559
Cisco Systems, Inc.	500,000	2.500%	9/20/2026	537,348
Crowdstrike Holdings, Inc.	1,000,000	3.000%	2/15/2029	1,002,200
Flex Ltd.	250,000	5.000%	2/15/2023	266,619
Flex Ltd.	200,000	4.875%	5/12/2030	232,622
Intel Corp.	300,000	3.250%	11/15/2049	320,233
International Business Machines Corp.	500,000	4.150%	5/15/2039	596,167
Jabil, Inc.	210,000	4.700%	9/15/2022	220,376
Microsoft Corp.	450,000	3.500%	11/15/2042	521,386
Microsoft Corp.	500,000	2.525%	6/1/2050	492,815
NetApp, Inc.	275,000	3.250%	12/15/2022	282,620
NetApp, Inc.	100,000	3.300%	9/29/2024	107,039
NVIDIA Corp.	350,000	2.200%	9/16/2021	350,860
Oracle Corp.	400,000	3.800%	11/15/2037	439,659
Oracle Corp.	650,000	4.125%	5/15/2045	725,882
Qorvo, Inc.	250,000	4.375%	10/15/2029	272,860
QUALCOMM, Inc.	200,000	3.250%	5/20/2027	221,132
Seagate HDD Cayman	1,000,000	5.750%	12/1/2034	1,152,145
VeriSign, Inc.	500,000	4.750%	7/15/2027	531,250
Vmware, Inc.	650,000	2.950%	8/21/2022	666,927
				12,564,216
Materials - 4.61%
Freeport-McMoRan, Inc.	300,000	5.000%	9/1/2027	317,734
Freeport-McMoRan, Inc.	250,000	4.375%	8/1/2028	264,375
Freeport-McMoRan, Inc.	100,000	4.250%	3/1/2030	107,250
Freeport-McMoRan, Inc.	100,000	5.400%	11/14/2034	120,915
Olin Corp.	150,000	5.625%	8/1/2029	166,411
RPM International, Inc.	250,000	3.750%	3/15/2027	274,400

				(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Schedule of Investments - Continued

As of June 30, 2021
	Principal	Interest Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - CONTINUED
Materials - Continued
American Tower Corp.	$ 350,000	3.800%	8/15/2029	$ 390,704
Boston Properties LP	300,000	2.550%	4/1/2032	302,550
Hudson Pacific Properties LP	600,000	4.650%	4/1/2029	690,987
Hudson Pacific Properties LP	420,000	3.250%	1/15/2030	444,176
Kilroy Realty LP	100,000	3.050%	2/15/2030	104,336
Kilroy Realty LP	550,000	2.500%	11/15/2032	544,523
				3,728,361

Total Corporate Bonds (Cost $60,640,471)				63,240,783

FOREIGN BONDS - 0.28%
Consumer Discretionary - 0.25%
MercadoLibre, Inc.	200,000	3.125%	1/14/2031	196,600

Financials - 0.03%
HSBC Holdings PLC	25,000	4.250%	3/14/2024	27,089

Total Foreign Bonds (Cost $228,955)				223,689

MUNICIPAL BONDS - 9.84%
Alaska Municipal Bond Bank Authority	350,000	3.028%	12/1/2041	359,737
Brea Redevelopment Agency	60,000	2.500%	8/1/2023	62,349
Bristol Township School District	255,000	3.650%	6/1/2043	272,615
California Housing Finance Authority	80,000	3.650%	8/1/2025	83,176
City & County of San Francisco CA Community
Facilities District No 2014-1	300,000	3.108%	9/1/2024	317,670
City of New York NY	170,000	3.450%	3/1/2026	188,451
City of San Francisco CA Public Utilities
Commission Water Revenue	400,000	3.473%	11/1/2043	430,252
City of San Francisco CA Public Utilities
Commission Water Revenue	250,000	2.900%	11/1/2025	270,059
Commonwealth of Pennsylvania	300,000	5.450%	2/15/2030	373,261
New Jersey Educational Facilities Authority	400,000	3.468%	7/1/2035	424,463
New York City Transitional Finance Authority
Future Tax Secured Revenue	325,000	4.905%	11/1/2024	367,827
New York State Urban Development Corp.	280,000	3.200%	3/15/2022	285,760
Pennsylvania Higher Educational Facilities
Authority	250,000	4.300%	6/15/2045	276,987
Redevelopment Authority of the City of
Philadelphia	225,000	3.713%	11/1/2023	236,150
Regents of the University of California Medical
Center Pooled Revenue	70,000	2.459%	5/15/2026	73,917
Sacramento County Public Financing Authority	265,000	3.793%	4/1/2022	271,260
San Antonio Water System	185,000	3.206%	5/15/2030	204,017
San Marcos Unified School District	350,000	3.377%	8/1/2040	365,131

				(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Schedule of Investments - Continued

As of June 30, 2021
	Principal	Interest Rate	Maturity Date	Value (Note 1)

MUNICIPAL BONDS - CONTINUED

State of Oregon	$ 250,000	3.577%	8/1/2029	$ 266,850
Tampa-Hillsborough County Expressway
Authority	505,000	2.692%	7/1/2037	520,809
The Pennsylvania State University	200,000	2.790%	9/1/2043	203,822
The Trustees of Princeton University	250,000	2.612%	7/1/2026	266,937
The University of Arizona	350,000	3.900%	6/1/2044	413,759
Torrance Unified School District	400,000	3.344%	8/1/2039	422,287
Tulare County Board of Education	250,000	3.640%	5/1/2043	262,981
University of California	25,000	3.039%	5/15/2027	27,315
University of Pittsburgh-of the Commonwealth
System of Higher Education	140,000	3.127%	9/15/2026	152,926
Utah Transit Authority	550,000	2.774%	12/15/2038	560,517

Total Municipal Bonds (Cost $7,715,746)				7,961,285

UNITED STATES TREASURY NOTES - 1.18%
United States Treasury Note	500,000	1.125%	2/15/2031	485,937
United States Treasury Note	250,000	2.375%	11/15/2049	266,436
United States Treasury Note	250,000	1.250%	5/15/2050	204,346

Total United State Treasury Notes (Cost $929,099)				956,719

CLOSED-END FUNDS - 1.59%	Shares
BlackRock Taxable Municipal Bond Trust	26,824			691,523
Guggenheim Taxable Municipal Bond &
Investment Grade Debt Trust	24,200			597,256

Total Closed-End Funds (Cost $1,256,651)				1,288,779

EXCHANGE-TRADED FUNDS - 3.16%
Commodity Fund - 1.93%	Shares
* Aberdeen Standard Physical Gold Shares ETF	92,000			1,563,080

Financials - 1.23%
Invesco Financial Preferred ETF	5,000			96,450
iShares Convertible Bond ETF	1,445			147,347
VanEck Vectors Preferred Securities ex	35,000			746,900
Financials ETF				990,697

Total Exchange-Traded Funds (Cost $2,593,962)				2,553,777

SHORT-TERM INVESTMENT - 6.19%	Shares
Blackrock Treasury Trust, 0.01% §	5,011,329			5,011,329

Total Short-Term Investment (Cost $5,011,329)				5,011,329

				(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Schedule of Investments - Continued

As of June 30, 2021
				Value (Note 1)

Investments, at Value (Cost $78,390,478) - 100.42%				$81,250,712

Liabilities in Excess of Other Assets - (0.42)%				(336,707)

	Net Assets - 100%			$80,914,005

§	Represents 7 day effective yield
*	Non-income producing investment
The following acronyms or abbreviations are used in this schedule of investments:
	PLC - Public Limited Company
	LLC - Limited Liability Company
	LP - Limited Partnership

	Summary of Investments
		% of Net
		Assets	Value
	Asset-Backed Security	0.02%	$14,351
	Corporate Bonds	78.16%	63,240,783
	Foreign Bonds	0.28%	223,689
	Municipal Bonds	9.84%	7,961,285
	United States Treasury Notes	1.18%	956,719
	Closed-End Funds	1.59%	1,288,779
	Exchange-Traded Funds	3.16%	2,553,777
	Short-Term Investment	6.19%	5,011,329
	Liabilities in Excess of Other Assets	-0.42%	(336,707)
	Total Net Assets	100.00%	$80,914,005

See Notes to Financial Statements

UVA Unconstrained Medium-Term Fixed Income ETF

Statement of Assets and Liabilities

As of June 30, 2021

Assets:
Investments, at value (cost $78,390,478)	$81,250,712
Receivables:
Interest and dividends	641,654

Total assets	81,892,366

Liabilities:
Payables:
Distributions	163,175
Investments purchased	782,114
Accrued expenses:
Operating expenses	17,861
Related party fees	8,593
Advisory fees	6,618

Total liabilities	978,361

Total Net Assets	$80,914,005

Net Assets Consist of:
Paid in Capital	$77,515,765
Distributable Earnings	3,398,240

Total Net Assets	$80,914,005
Shares Outstanding, no par value (unlimited authorized shares)	3,050,000
Net Asset Value, Offering Price, and Redemption Price Per Share	$26.53

See Notes to Financial Statements

UVA Unconstrained Medium-Term Fixed Income ETF

Statement of Operations

For the fiscal year ended June 30, 2021

Investment Income:
Interest	$2,074,182
Dividends	119,998

Total Investment Income	2,194,180

Expenses:
Advisory fees (note 2)	186,221
Administration fees (note 2)	74,489
Fund accounting fees (note 2)	60,000
Professional fees	35,841
Pricing fees	34,400
Other operating expenses	31,052
Transfer agent fees (note 2)	19,450
Compliance fees (note 2)	13,001
Trustee fees (note 3)	9,000
Custody fees	8,641
Distribution fees	5,333
Insurance fees	5,001

Total Expenses	482,429

Expenses waived and/or reimbursed by the Sub-Advisor (note 2)	(110,421)

Net Expenses	372,008

Net Investment Income	1,822,172

Realized and Unrealized Gain on Investments:

Net realized gain from investment transactions	536,833
Net change in unrealized appreciation on investments	633,240

Net Realized and Unrealized Gain on Investments	1,170,073

Net Increase in Net Assets Resulting from Operations	$2,992,245

See Notes to Financial Statements

UVA Unconstrained Medium-Term Fixed Income ETF

Statements of Changes in Net Assets

For the fiscal year ended June 30,	2021	2020

Operations:
Net investment income	$1,822,172	$ 1,389,273
Net realized gain from investment transactions	536,833	294,680
Net change in unrealized appreciation on investments	633,240	1,502,797

Net Increase in Net Assets Resulting from Operations	2,992,245	3,186,750

Distributions to Investors:	(2,059,605)	(1,404,900)

Decrease from Distributions to Investors	(2,059,605)	(1,404,900)

Beneficial Interest Transactions:
Shares sold	18,555,515	14,142,465

Increase from Beneficial Interest Transactions	18,555,515	14,142,465

Net Increase in Net Assets	19,488,155	15,924,315

Net Assets:
Beginning of year	61,425,850	45,501,535
End of year	$80,914,005	$ 61,425,850

Share Information:
Shares Sold	700,000	550,000
Net Increase in Shares of Beneficial Interest	700,000	550,000

See Notes to Financial Statements

UVA Unconstrained Medium-Term Fixed Income ETF

Financial Highlights

For a share outstanding during each	June 30,
of the fiscal years or period ended	2021	2020	2019	2018	(d)

Net Asset Value, Beginning of Period	$ 26.14	$ 25.28	$ 24.30	$ 25.00

Income (Loss) from Investment Operations:
Net investment income (f)	0.64	0.71	0.70	0.46
Net realized and unrealized gain (loss) on investments	0.47	0.86	0.98	(0.71)

Total from Investment Operations	1.11	1.57	1.68	(0.25)

Distributions to Investors:
From net investment income	(0.64)	(0.71)	(0.70)	(0.45)
From capital gains	(0.08)	-	-	-

Total from Distributions to Investors	(0.72)	(0.71)	(0.70)	(0.45)

Net Asset Value, End of Period	$ 26.53	$ 26.14	$ 25.28	$ 24.30

Total Return (e)	4.30%	6.29%	7.05%	(1.00)%	(b)

Net Assets, End of Period (in thousands)	$80,914	$ 61,426	$45,502	$47,385

Ratios of:
Gross Expenses to Average Net Assets (c)	0.65%	0.73%	0.76%	0.77%	(a)
Net Expenses to Average Net Assets (c)	0.50%	0.50%	0.45%	0.45%	(a)
Net Investment Income to Average Net Assets	2.47%	2.75%	2.88%	2.36%	(a)

Portfolio turnover rate	30.49%	21.28%	49.44%	6.85%	(b)

(a) Annualized.
(b) Not annualized.
(c)	The expense ratios listed reflect total expenses prior to any waivers (gross expense ratio) and after any waivers (net expense ratio).
(d)	For a share outstanding during the period from August 18, 2017 (Commencement of Operations) through June 30, 2018.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f) Calculated using the average shares method.

See Notes to Financial Statements

UVA Unconstrained Medium-Term Fixed Income ETF

Notes to Financial Statements

As of June 30, 2021

1.  Organization and Significant Accounting Policies

The UVA Unconstrained Medium-Term Fixed Income ETF, an exchange-traded fund (the “ETF”), is a diversified series of the Spinnaker ETF Series (the “Trust”). The Trust was established as a Delaware statutory trust under an Agreement and Declaration of Trust on December 21, 2016, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The ETF commenced operations on August 18, 2017. The investment objective of the ETF is to seek current income with limited risk to principal.  The ETF seeks to achieve its investment objective by investing principally in fixed income securities of any kind with dollar-weighted average effective duration between three and seven years, under normal circumstances.  Under normal market conditions, the ETF intends to invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in such securities.  Fixed income securities include bonds, debt securities, and income-producing instruments of any kind issued by governmental or private-sector entities.
The Trust will issue and redeem shares at Net Asset Value (“NAV”) only in a large specified number of shares called a “Creation Unit” or multiples thereof. A Creation Unit consists of 50,000 shares. Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash. As a practical matter, only authorized participants may purchase or redeem these Creation Units. Except when aggregated in Creation Units, the shares are not redeemable securities of the ETF. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in proper form by Capital Investment Group, Inc. (the “Distributor”).  Individual shares of the ETF may only be purchased and sold in secondary market transactions through brokers. Shares of the ETF are listed for trading on NYSE Arca under the trading symbol FFIU, and because shares will trade at market prices rather than NAV, shares of the ETF may trade at a price greater than or less than NAV.

The following is a summary of significant accounting policies consistently followed by the ETF.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The ETF follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies.”

Investment Valuation
The ETF’s investments in securities are carried at market value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean of the most recent bid and ask prices. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the security is principally traded closes early or if trading of the particular security is halted during the day and does not resume prior to the ETF’s net asset value calculation) or which cannot be accurately valued using the ETF’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees (the “Board” or the “Trustees”).  A security’s “fair value” price may differ from the price next available for that security using the ETF’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

With respect to any portion of a ETF's assets that may be invested in other mutual funds, the value of the ETF's shares is based on the NAV of the shares of the other mutual funds in which the ETF invests. The valuation methods used by mutual funds in pricing their shares, including the circumstances under which they will use fair value pricing and the effects of using fair value pricing, are included in the prospectuses of such funds. To the extent the ETF invests a portion of its assets in non-registered investment vehicles, the ETF's shares in the non-registered vehicles are fair valued at NAV.

With respect to a ETF's assets invested directly in securities, the ETF's investments are generally valued at current market prices. Equity securities, debt securities, options and futures are generally valued at the official closing price or, if none, the last reported sales price on the primary exchange or market on which they are listed (closing price). Equity securities and debt securities that are not traded primarily on an exchange are generally valued at the quoted bid price obtained from a broker-dealer.
(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Notes to Financial Statements

As of June 30, 2021

Fair Value Measurement
Various inputs are used in determining the value of the ETF's investments.  These inputs are summarized in the three broad levels listed below:
Level 1: unadjusted quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the ETF’s own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of June 30, 2021 for the ETF’s assets measured at fair value:

Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets
Asset-Backed Security	$14,351	$-	$14,351	$-
Corporate Bonds	63,240,783	-	63,240,783	-
Foreign Bonds	223,689	-	223,689	-
Municipal Bonds	7,961,285	-	7,961,285	-
United States Treasury Notes	956,719	-	956,719	-
Closed-End Funds	1,288,779	1,288,779	-	-
Exchange-Traded Funds	2,553,777	2,553,777	-	-
Short-Term Investment	5,011,329	5,011,329	-	-
Total Assets	$81,250,712	$8,853,885	$72,396,827	$-

(a) The ETF did not hold any Level 3 securities during the year.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income and expense are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion/amortization of discounts and premiums using the effective interest method.  Gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.

Expenses
The ETF bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Notes to Financial Statements

As of June 30, 2021

Distributions
The ETF may declare and distribute dividends from net investment income, if any, monthly.  The ETF generally declares and distributes capital gains, if any, annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the ETF intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Related Parties and Service Providers

Advisor
The ETF pays a monthly fee to OBP Capital, LLC (the “Advisor”) calculated at the annual rate of 0.25% of the ETF’s average daily net assets.

The Advisor has engaged Universal Value Advisors as the sub-advisor of the ETF (the “Sub-Advisor”) to provide day to day portfolio management of the ETF.  The Advisor pays a monthly fee to the Sub-Advisor calculated at the annual rate of 0.20% of the ETF’s average daily net assets.  The Sub-Advisor is paid directly by the Advisor out of the advisory fees disclosed above.

The ETF and the Sub-Advisor have entered into a contractual agreement (the “Expense Limitation Agreement”) with the Trust, on behalf of the ETF, under which the Sub-Advisor has agreed to waive or reduce its fees and to assume other expenses of the ETF, if necessary, in amounts that limit the ETF’s total operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of ETF officers and Trustees and contractual indemnification of ETF service providers (other than the Adviser or Sub-Adviser)) to not more than 0.50% of the average daily net assets of the ETF. The current term of the Expense Limitation Agreement is through October 31, 2021.  While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter.

For the fiscal year ended June 30, 2021, the Advisor earned $37,244 in net advisory fees after payment of the sub-advisor fee.

For the fiscal year ended June 30, 2021, the Sub-Advisor earned $148,977 in sub-advisory fees, of which $110,421 were waived pursuant to the Expense Limitation Agreement.

Administrator
The ETF pays a monthly fee to the ETF’s administrator, The Nottingham Company (the “Administrator”), based upon the average daily net assets of the ETF and calculated at the annual rates as shown in the schedule below, which is subject to a minimum of $3,750 per month.

(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Notes to Financial Statements

As of June 30, 2021

A breakdown of these fees is provided in the following table:

Net Assets	Annual Fee
On the first $100 million	0.100%
$100 million to $200 million	0.080%
On all assets over $200 million	0.060%

The ETF incurred $74,489 in administration fees for the fiscal year ended June 30, 2021. The Administrator is responsible for collecting expense amounts from the ETF, as well as expense reimbursement payments and waived fees from the Sub-Advisor and remitting these amounts to the companies that furnish services to the ETF.

Compliance Services
The Nottingham Company, Inc. serves as the Trust’s compliance services provider including services as the Trust’s Chief Compliance Officer.  The Nottingham Company, Inc. is entitled to receive customary fees from the ETF for its services pursuant to the Compliance Services Agreement with the ETF.

Transfer Agent
The Bank of New York Mellon (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the ETF.  For its services, the Transfer Agent is entitled to receive compensation from the ETF pursuant to the Transfer Agent’s fee arrangements with the ETF.

Fund Accounting
The Bank of New York Mellon (“Fund Accountant”) serves as the Fund Accountant for the ETF.  For its services, the Fund Accountant is entitled to receive compensation from the ETF pursuant to the Fund Accounting fee arrangements with the ETF.

3.	Trustees and Officers

The Board is responsible for the management and supervision of the ETF.  The Trustees approve all significant agreements between the Trust, on behalf of the ETF, and those companies that furnish services to the ETF; review performance of the Advisor and the ETF; and oversee activities of the ETF.  Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust.  Trustees who are not “interested persons” of the Trust or the Advisor within the meaning of the 1940 Act (the “Independent Trustees”) receive $5,000 per year payable quarterly and $2,000 per series in the Trust. The Trust will reimburse each Trustee and officer of the Trust for his or her travel and other expenses relating to attendance of Board meetings.  Additional fees may also be incurred during the year as special meetings are necessary in addition to the regularly scheduled meetings of the Board.

Certain officers of the Trust may also be officers of the Advisor or the Administrator.

4.	Purchases and Sales of Investment Securities

For the fiscal year ended June 30, 2021, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities and securities sold short) were as follows:

Purchases of Securities (Excluding U.S. Government Securities)	Proceeds from Sales of Securities (excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Proceeds from Sales of U.S. Government Securities
$35,287,302	$21,344,423	$928,671	$4,731,972

(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Notes to Financial Statements

As of June 30, 2021

Cost from Purchases In-Kind	Proceeds from Redemptions In-Kind
$2,850,124	$ -

5.   Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  The general ledger is adjusted for permanent book/tax differences to reflect tax character but is not adjusted for temporary differences.

Management has reviewed the ETF’s tax positions to be taken on the federal income tax returns for the fiscal year/periods ended June 30, 2018 through June 30, 2021 and determined that the ETF does not have a liability for uncertain tax positions.  The ETF recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended June 30, 2021, the ETF did not incur any interest or penalties.

Distributions during the years ended were characterized for tax purposes as follows:

	June 30, 2021	June 30, 2020
Ordinary Income	$1,838,625	$1,404,900
Capital Gains	220,980	-
Total Distributions	$2,059,605	$1,404,900

At June 30, 2021, the tax-basis cost of investments and components of distributable earnings were as follows:
Cost of Investments	$78,390,478

Gross Unrealized Appreciation	$ 3,177,726
Gross Unrealized Depreciation	(317,492)
Net Unrealized Appreciation	$ 2,860,234
Undistributed Net Investment Income	3,583
Long-Term Capital Gain Spillback	534,423
Distributable Earnings	$ 3,398,240

6.   Concentration of Risk

At various times, the ETF may have cash, cash collateral, and due from broker balances that exceed federally insured limits. It is the opinion of management that the solvency of the financial institutions is not of a particular concern at this time.

7.  Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the ETF.  In addition, in the normal course of business, the Trust enters into contracts with its service providers, on behalf of the ETF, and others that provide for general indemnifications.  The ETF’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the ETF.  The ETF expects risk of loss to be remote.
(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Notes to Financial Statements

As of June 30, 2021

8.  Subsequent Events

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of the financial statements. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments, other than the following items:

Distributions
Per share distributions for the ETF during the subsequent period were as follows:

Record Date	Ex-Date	Payable Date	Ordinary Income
7/30/2021	7/29/2021	8/2/2021	$0.05400

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Spinnaker ETF Series
and the Shareholders of UVA Unconstrained Medium-Term Fixed Income ETF

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of UVA Unconstrained Medium-Term Fixed Income ETF, a series of shares of beneficial interest in Spinnaker ETF Series (the “Fund”), including the schedule of investments, as of June 30, 2021, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the three-year period then ended and for the period from August 18, 2017 (commencement of operations) to June 30, 2018, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2021, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and its financial highlights for each of the years in the three-year period then ended and for the period from August 18, 2017 to June 30, 2018, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of June 30, 2021 by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the Spinnaker ETF Series since 2017.

Philadelphia, Pennsylvania
August 25, 2021

UVA Unconstrained Medium-Term Fixed Income ETF

Additional Information (Unaudited)

As of June 30, 2021

1.	Proxy Voting Policies and Voting Record

Copies of the Advisor’s and Sub-Advisor’s Proxy Voting Policies and Procedures are included as Appendix A to the ETF’s Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov.  Information regarding how the ETF voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, is available (1) without charge, upon request, by calling the ETF at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.	Quarterly Portfolio Holdings

The ETF files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT.  The ETF’s Form N-PORT is available on the SEC’s website at http://www.sec.gov.  You may also obtain copies without charge, upon request, by calling the ETF at 800-773-3863.

3.	Tax Information

We are required to advise you within 60 days of the ETF’s fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the ETF’s fiscal year ended June 30, 2021.

During the fiscal year, the ETF paid $1,838,625 in income distributions and $220,980 in long-term capital gain distributions.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.	Schedule of Shareholder Expenses

As a shareholder of the ETF, you incur ongoing costs, including management fees and other ETF expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the ETF and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the fiscal period from January 1, 2021 through June 30, 2021.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the ETF’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the ETF’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the ETF and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Additional Information (Unaudited)

As of June 30, 2021

	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,000.80	$2.48
	$1,000.00	$1,022.32	$2.51
*Expenses are equal to the average account value over the period multiplied by the ETF’s annualized expense ratio of 0.50%, multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the six month period).

5.	Approval of Investment Advisory Agreement

In connection with the quarterly Board meeting held on December 16, 2020, the Board, including a majority of the Independent Trustees, discussed the approval of the renewal of the management agreement, between the Trust and the Advisor, with respect to the ETF (the "Investment Advisory Agreement").

The Trustees were assisted by legal counsel throughout the review process.  The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Investment Advisory Agreement and the weight to be given to each factor considered.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Investment Advisory Agreement.  In connection with their deliberations regarding approval of the Investment Advisory Agreement, the Trustees reviewed materials prepared by the Advisor.

In deciding on whether to approve the renewal of the Investment Advisory Agreement, the Trustees considered numerous factors, including:

(i)
Nature, Extent, and Quality of Services.  The Trustees considered the responsibilities of the Advisor under the Investment Advisory Agreement.  The Trustees reviewed the services being provided by the Advisor to the ETF including, without limitation, the quality of its investment advisory services since inception; assuring compliance with the investment objectives, policies and limitations; and, its coordination of services among the service providers.  The Trustees evaluated: the Advisor’s staffing, personnel, and methods of operating; the education and experience of the Advisor’s personnel; the Advisor’s compliance program; and the Advisor’s financial condition.

After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., descriptions of the Advisor’s business, compliance program, and ADV), the Board concluded that the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate.

(ii)
Performance.  The Trustees compared the performance of the ETF with the performance of its comparable funds with similar strategies managed by other investment advisers, and applicable peer group data (e.g., Lipper peer group average).  The Trustees noted that the ETF had underperformed its peer group and the category for all periods.  It was noted that the underperformance was primarily due to the shorter average duration of the ETF’s portfolio and the greater risk mitigating parameters of the ETF’s strategy compared to its peers and category.  The Trustees also considered the consistency of the Advisor’s management of the ETF with its investment objective, policies and limitations.  After reviewing the investment performance of the ETF, the Advisor’s experience managing the ETF, and other factors, the Board concluded that the investment performance of the ETF and the Advisor were satisfactory.

(iii)
Fees and Expenses.  The Trustees compared the advisory fee of the ETF to other comparable funds and noted it was below that of both the peer group and category.  Following this comparison, and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Advisor were not unreasonable in relation to the nature and quality of the services provided by the Advisor and that they reflected charges that were within a range of what could have been negotiated at arm’s length.

(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Additional Information (Unaudited)

As of June 30, 2021

(iv)
Profitability.  The Board reviewed the Advisor’s profitability analysis in connection with its management of the ETF over the past twelve months.  The Board noted that the Advisor had realized a very small profit for the prior twelve months of operations.  The Board considered the profit realized and concluded that Advisor’s level of profitability was not excessive.

(v)
Economies of Scale.  In this regard, the Trustees reviewed the ETF’s operational history and noted that it had not provided an opportunity to realize economies of scale.  The Trustees then reviewed the fee arrangements for breakpoints or other provisions that would allow shareholders to benefit from economies of scale in the future as the ETF grows.  The Trustees determined that the maximum management fee would stay the same regardless of the asset levels.  The Trustees noted that the ETF was a relatively small size and economies of scale were unlikely to be achievable in the near future.  It was pointed out that breakpoints in the advisory fee could be reconsidered in the future as the ETF grows.

Conclusion. Having reviewed and discussed in depth such information from the Advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement and as assisted by the advice of legal counsel, the Trustees concluded that approval of the Investment Advisory Agreement was in the best interest of the shareholders of the ETF.

6.    Approval of Investment Sub-Advisory Agreement

In connection with the quarterly meeting of the Board held on June 17, 2020, the Board, including a majority of the Independent Trustees, discussed the approval of a management agreement between the Advisor and the Sub-Advisor, with respect to the ETF (the “Investment Sub-Advisory Agreement”).

The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Investment Sub-Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Investment Sub-Advisory Agreement. In connection with their deliberations regarding approval of the Investment Sub-Advisory Agreement, the Trustees reviewed materials prepared by the Sub-Advisor.

In deciding on whether to approve the renewal of the Investment Sub-Advisory Agreement, the Trustees considered numerous factors, including:

(i)
Nature, Extent, and Quality of Services.  The Trustees considered the responsibilities of the Sub-Advisor under the proposed Investment Sub-Advisory Agreement. The Trustees reviewed the services being provided by the Sub-Advisor to the ETF, including, without limitation, the quality of its investment sub-advisory services since the Sub-Advisor began managing the ETF (including research and recommendations with respect to portfolio securities); its procedures for formulating investment recommendations and assuring compliance with the ETF’s investment objectives, policies and limitations; its coordination of services for the ETF among the  service providers; and its efforts to promote the ETF, grow the assets, and assist in the distribution of shares (although no portion of the investment sub-advisory fee was targeted to pay distribution expenses).  The Trustees evaluated: the Sub-Advisor’s staffing, personnel, and methods of operating; the education and experience of the Sub-Advisor’s personnel; compliance program; and the Sub-Advisor’s financial condition.

After reviewing the foregoing information and further information in the memorandum provided by the Sub-Advisor (e.g., descriptions of the Sub-Advisor’s business, compliance program, and Form ADV), the Board concluded that the nature, extent, and quality of the services provided by the Sub-Advisor were satisfactory and adequate for the ETF.

(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Additional Information (Unaudited)

As of June 30, 2021

(ii)
Performance. The Trustees compared the performance of the ETF with the performance of comparable funds with similar strategies managed by other investment advisers, and applicable peer group data (e.g., Morningstar/Lipper peer group average).  The Trustees also considered the consistency of the Sub-Advisor’s management of the ETF with its investment objective, policies and limitations.  The Trustees noted that the ETF had underperformed the peer group for all periods and the category average for the 1-year and since inception periods.  The Trustees noted that the Sub-Advisor stated the peer group and category consists of funds that have a much greater concentration in U.S. Treasury and government securities, which performed better during the period.

After reviewing the investment performance of the ETF, the Sub-Advisor’s experience managing the ETF, the Sub-Advisor’s historical investment performance, and other factors, the Board concluded that the overall investment performance of the ETF and the Sub-Advisor were satisfactory.

(iii)
Fees and Expenses.  The Trustees first noted the management fee for the ETF under the Investment Sub-Advisory Agreement.  The Trustees noted that there were no other accounts managed by the Sub-Advisor to which to compare fees but that the Trustees had previously determined as part of its consideration of the advisory agreement with OBP Capital, LLC that the overall advisory fee paid by the ETF was not unreasonable in relation to the services provided.

Upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Sub-Advisor were not unreasonable in relation to the nature and quality of the services to be provided by the Sub-Advisor and that they reflected charges that were within a range of what could have been negotiated at arm’s length.

(iv)
Profitability.  The Board reviewed the Sub-Advisor’s profitability analysis in connection with its management of the ETF over the past twelve months.  The Board noted that the Sub-Advisor did not realize a profit for the prior twelve months of operations.  The Trustees discussed the level of profitability of the Sub-Advisor, noting, among other factors and circumstances, that the level of profitability was not excessive.

(v)
Economies of Scale.  In this regard, the Trustees reviewed the ETF’s operational history and noted that the size of the ETF had not provided an opportunity to realize economies of scale.  The Trustees then reviewed the ETF’s fee arrangements for breakpoints or other provisions that would allow the ETF’s shareholders to benefit from economies of scale in the future as the ETF grows.  It was pointed out that breakpoints in the advisory fee could be reconsidered in the future as the ETF grows.

Conclusion. Having reviewed and discussed in depth such information from the Sub-Advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the Investment Sub-Advisory Agreement and as assisted by the advice of legal counsel, the Trustees concluded that approval of the Investment Sub-Advisory Agreement was in the best interest of the shareholders of the ETF.

7.     Liquidity Risk Management Program

In October 2016, the Securities and Exchange Commission (“SEC”) adopted Rule 22e-4, or the “Liquidity Rule,” under the Investment Company Act of 1940. The Liquidity Rule requires a mutual fund to adopt a liquidity risk management program (“Program”). In June 2018, the SEC adopted a requirement that a mutual fund disclose information about the operation and effectiveness of its Program in its reports to shareholders.

The ETF has adopted and implemented a Program pursuant to the Liquidity Rule, effective December 1, 2019. The Program is intended to provide a framework for: (1) assessing and managing the ETF’s liquidity risk (i.e., the risk that the ETF could not meet requests to redeem shares without significantly diluting remaining investors’ interests) based on a variety of factors, including the ETF’s investment strategy and liquidity of its portfolio investments, (2) classifying the liquidity of the ETF’s investments, (3) determining the ETF’s highly liquid investment minimum (“HLIM”), if applicable, (4) complying with the ETF’s illiquid investment limit, and (5) reporting to the ETF’s Board of Trustees. The Board of Trustees designated the individuals serving as the Advisor’s liquidity program administrator to serve as the Trust’s program administrator (the “Trust Program Administrator”) to administer the Program. The Trust Program Administrator established a governance committee to assist the Trust Program Administrator in administering the Program.

(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Additional Information (Unaudited)

As of June 30, 2021

Under the Program, the ETF’s portfolio investments is classified into one of four liquidity categories defined by the SEC: highly liquid, moderately liquid, less liquid, and illiquid. Liquidity classifications take into account a variety of market, trading, and investment factors, including the ETF’s reasonably anticipated trade size, and the Program Administrator has engaged a third-party vendor to assist with the classification of portfolio investments.

The Liquidity Rule prohibits mutual funds and ETFs from acquiring investments that would cause their illiquid investments to exceed 15% of net assets. The Liquidity Rule also requires funds that do not primarily hold assets that are highly liquid investments to determine a minimum percentage of net assets to be invested in highly liquid investments (the HLIM). The Program includes provisions designed to comply with the 15% limit on illiquid investments and for determining and complying with the HLIM requirement, as applicable.

In accordance with the Liquidity Rule, the Program Administrator prepared, and the ETF’s Board of Trustees reviewed, a report regarding the operation and effectiveness of the Program for the period from December 1, 2019 through November 30, 2020. During the period, there were no liquidity events that materially impacted the ETF’s ability to timely meet redemptions without significantly diluting remaining investors’ interests. The report concluded that the Program remains reasonably designed to assess and manage the ETF’s liquidity risk, and that during the period the Program was implemented effectively.

8.    Information about Trustees and Officers

The business and affairs of the ETF and the Trust are managed under the direction of the Board of Trustees of the Trust.  Information concerning the Trustees and officers of the Trust and ETF is set forth below.  Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust’s organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust’s organizational documents. The Statement of Additional Information of the ETF includes additional information about the Trustees and officers and is available, without charge, upon request by calling the ETF toll-free at 800-773-3863.  The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804.  The Independent Trustees received aggregate compensation of $9,001 during the fiscal year ended June 30, 2021 from the ETF for their services to the ETF and Trust.

Name and Date of Birth	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Thomas R. Galloway (10/1963)	Independent Trustee, Chairman	Since 12/16	Independent Investor since 2012.	5	Independent Trustee of the Leeward Investment Trust for all of its series since 2016; Prophecy Alpha Fund I, a closed-end interval fund since 2015 (all registered investment companies).
Jesse S. Eberdt, III (10/1959)	Independent Trustee	Since 12/16	Managing Director at Tempus Durham, LLC (advisory firm) since 2010.	5	Independent Trustee of the Prophecy Alpha Fund I, a closed-end interval fund since 2015 (a registered investment company).

(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Additional Information (Unaudited)

As of June 30, 2021

Name and Date of Birth	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years
Officers
Katherine M. Honey (09/1973)	President and Principal Executive Officer	Since 12/16	President of The Nottingham Company since 2018. EVP of The Nottingham Company from 2008 to 2018.
Ashley H. Lanham (03/1984)	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Since 12/16	Director of Fund Administration. The Nottingham Company since 2008.
Tracie A. Coop (12/1976)	Secretary	Since 12/19
General Counsel, The Nottingham Company since 2019. Formerly, Vice President and Managing Counsel, State Street Bank and Trust Company from 2015 to 2019. Formerly, General Counsel for Santander Asset Management USA, LLC from 2013 to 2015.

Matthew Baskir (07/1979)	Chief Compliance Officer	Since 06/20
Compliance Director, The Nottingham Company, Inc., since 2020. Formerly, Consultant at National Regulatory Services from 2019 to 2020. Formerly, Counsel at Financial Industry Regulatory Authority (FINRA), Member Supervision from 2016-2019. Formerly Counsel at FINRA, Market Regulation Enforcement from 2014 – 2016.

(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF
is a series of
Spinnaker ETF Series

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
The Bank of New York Mellon	Universal Value Advisors
225 Liberty Street	1 E. Liberty Street #406
New York, New York 10286	Reno, Nevada 89501

Telephone: 800-205-7699	Telephone: 775-284-7778

World Wide Web @:	World Wide Web @:

bnymellon.com	universalvalueadvisors.com

Item 2.	CODE OF ETHICS.
(a)
The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)	During the period covered by this report, there have been no substantive amendments to the provisions of the Code of Ethics.
(d)	During the period covered by this report, the registrant did not grant any waivers, to the provisions of the Code of Ethics.
(f)(1)	A copy of the Code of Ethics is filed with this Form N-CSR as Exhibit 13(a)(1).

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
At this time, the registrant believes that the collective knowledge and experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)
Audit Fees – Audit fees billed for the UVA Unconstrained Medium-Term Fixed Income ETF for the last two fiscal years are reflected in the table below. These amounts represent aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s independent accountant, BBD, LLP (“Accountant”), for the annual audit of the Fund’s financial statements or services that are normally provided by the Accountant in connection with the registrant’s statutory and regulatory filings or engagements for those fiscal years.

Fund	June 30, 2020	June 30, 2021
UVA Unconstrained Medium-Term Fixed Income ETF	$14,200	$14,200

(b)
Audit-Related Fees – There were no additional fees billed in the fiscal years ended June 30, 2020 and June 30, 2021 for assurance and related services by the Accountant that were reasonably related to the performance of the audit of the Fund’s financial statements and that were not reported under paragraph (a) of this Item.

(c)
Tax Fees – The tax fees billed in each of the last two fiscal years for professional services rendered by the Accountant for tax compliance, tax advice, and tax planning are reflected in the table below.  These services were for the completion of the Fund’s federal and state income tax returns, excise tax returns, and assistance with distribution calculations.

Fund	June 30, 2020	June 30, 2021
UVA Unconstrained Medium-Term Fixed Income ETF	$3,000	$3,000

(d)
All Other Fees – There were no other fees billed in each of the fiscal years ended June 30, 2020 and June 30, 2021 for products and services by the Accountant, other than the services reported in paragraphs (a) through (c) of this item.

(e)(1)	The registrant’s Board of Trustees pre-approved the engagement of the Accountant for the last two fiscal years at an audit committee meeting of the Board of Trustees called for such purpose; and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose. The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

(2)	There were no services as described in each of paragraph (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)
Aggregate non-audit fees billed by the Accountant to the Fund for services rendered for the fiscal years ended June 30, 2020 and June 30, 2021 were $3,000 and $3,000, respectively. There were no fees billed by the Accountant for non-audit services rendered to the Fund’s investment adviser, or any other entity controlling, controlled by, or under common control with the Fund’s investment adviser.

(h)	Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
(a)
The Fund is a listed issuer as defined in Rule 10A-3 under the Exchange Act of 1934 and has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act of 1934. The Fund’s audit committee members are Thomas R. Galloway and Jesse S. Eberdt, III.

(b)	Not Applicable.

Item 6.	SCHEDULE OF INVESTMENTS.
A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.

Item 11.	CONTROLS AND PROCEDURES.
(a)
The President and Principal Executive Officer and the Treasurer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END FUND MANAGEMENT INVESTMENT COMPANIES
Not applicable.

Item 13.	EXHIBITS.
(a)(1)	Code of Ethics required by Item 2 of Form N-CSR is filed herewith.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.
(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Spinnaker ETF Series

/s/ Katherine M. Honey
Date: October 22, 2021	Katherine M. Honey President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
Date: October 22, 2021	Katherine M. Honey President and Principal Executive Officer

/s/ Ashley H. Lanham
Date: October 22, 2021	Ashley H. Lanham Treasurer, Principal Accounting Officer, and Principal Financial Officer